
[logo - American Funds /(R)/]              The right choice for the long term(R)

American Funds 2045
Target Date Retirement Fund(R)

CLASS      TICKER     R-1....... RAHTX      R-3....... RCHTX      R-5....... REHTX
A......... AAHTX      R-2....... RBHTX      R-4....... RDHTX      R-6....... RFHTX

 SUMMARY PROSPECTUS

 January 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS OR AT
WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION
AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED JANUARY 1, 2010, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 101 of the prospectus and on page 74 of the fund's statement of additional information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     ALL R SHARE
                                                             CLASS A   CLASSES
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases              5.75%     none
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                          none      none
(as a percentage of the amount redeemed)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none      none
--------------------------------------------------------------------------------
Redemption or exchange fees                                   none      none
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
                                               SHARE CLASSES
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
                             CLASS A  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

Management fees               0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------
Distribution and/or service   0.21    0.99   0.75   0.50   0.25   none   none
 (12b-1) fees
-------------------------------------------------------------------------------
Other expenses                0.16    0.24   0.36   0.23   0.17   0.12  0.06/1/
-------------------------------------------------------------------------------
Acquired (underlying) fund    0.45    0.45   0.45   0.45   0.45   0.45   0.45
 fees and expenses/1/
-------------------------------------------------------------------------------
Total annual fund operating   0.92    1.78   1.66   1.28   0.97   0.67   0.61
 expenses
-------------------------------------------------------------------------------
Fee waiver and/or expense     0.10    0.18   0.10   0.10   0.10   0.10   0.10
 reimbursement/2/
-------------------------------------------------------------------------------
Total annual fund operating   0.82%   1.60%  1.56%  1.18%  0.87%  0.57%  0.51%
 expenses after fee waiver
 and/or expense
 reimbursement

/1/Estimated by annualizing actual fees and expenses of the share class for a partial year.
/2/The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses in the R-1 share class. It is expected that the waiver and reimbursement, which can only be modified or terminated with the approval of the fund's board of directors, will be in effect at least through
   December 31, 2010.

1   American Funds 2045 Target Date Retirement Fund / Summary prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial sales charge on
Class A shares, and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                  SHARE CLASS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  --------------------------------------------

                  A            $654    $822   $1,004  $1,530
                  --------------------------------------------
                  R-1           163     505      871   1,900
                  --------------------------------------------
                  R-2           159     493      850   1,856
                  --------------------------------------------
                  R-3           120     375      649   1,432
                  --------------------------------------------
                  R-4            89     278      482   1,073
                  --------------------------------------------
                  R-5            58     183      318     714
                  --------------------------------------------
                  R-6            52     164      285     640

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its investment strategy, the

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  2


investment adviser will continue to manage the fund
for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment strategy that will not evolve beyond the allocation in effect at that time.

The following chart illustrates the investment strategy of the fund by showing how its investment in the various fund categories will change over time.

                                 [stacked bar chart]

INVESTMENT STRATEGY

[Stacked bar chart illustrating the investment strategy the fund may use over time.]

[end chart]

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment strategy set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investments in the fund are subject to risks related to its allocation strategy. For investors who are close to, or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

3   American Funds 2045 Target Date Retirement Fund / Summary prospectus


The success of the fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the prices of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. As a result, the value of the underlying fund may be similarly affected. In addition, there may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  4


INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the table shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                    [CHART]

                                     -35.56%
                                     ------
                                      '08

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.49% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
24.85%.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2008 (with a maximum sales charge):

                    SHARE CLASS  INCEPTION
                                  DATE      1 YEAR  LIFETIME
                    ----------------------------------------
                    A             2/1/07   -39.28%   -19.38%
                    SHARE CLASS  INCEPTION
                                  DATE      1 YEAR  LIFETIME
                    ----------------------------------------
                    R-1           2/1/07   -36.11%   -17.48%
                    R-2           2/1/07    -36.14    -17.51
                    R-3           2/1/07    -35.81    -17.11
                    R-4           2/1/07    -35.58    -16.84
                    R-5           2/1/07    -35.46    -16.64

                                                          1 YEAR  LIFETIME/2/
  ---------------------------------------------------------------------------
  INDEXES/1/
  S&P 500                                                 -36.99%  -20.09%
  MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX          -43.06   -21.91
  BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN
   BROTHERS U.S. AGGREGATE INDEX)                            5.24     6.43

/1/Standard & Poor's 500 Composite Index is a gauge of the U.S. equity market and represents a portion of the securities in which the underlying funds may invest. MSCI EAFE also represents a portion of the equity securities in which certain underlying funds may invest. Barclays Capital U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. See the fund's prospectus for more information on the indexes listed above.
/2/Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

5   American Funds 2045 Target Date Retirement Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.
The Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

PORTFOLIO OVERSIGHT COMMITTEE

The members of the Portfolio Oversight Committee are:

                            INVESTMENT
INVESTMENT PROFESSIONAL/    PROFESSIONAL  PRIMARY TITLE WITH
FUND TITLE                  EXPERIENCE    INVESTMENT ADVISER
(IF APPLICABLE)             IN THIS FUND  (OR ONE OF ITS DIVISIONS)
--------------------------------------------------------------------------------

JAMES B. LOVELACE             3 years     Senior Vice President - Capital
Vice Chairman of the Board                Research Global Investors
--------------------------------------------------------------------------------

ALAN N. BERRO                 3 years     Senior Vice President - Capital World
Senior Vice President                     Investors
--------------------------------------------------------------------------------

JOYCE E. GORDON               3 years     Senior Vice President - Capital
Senior Vice President                     Research Global Investors
--------------------------------------------------------------------------------

NICHOLAS J. GRACE             3 years     Senior Vice President - Capital World
Senior Vice President                     Investors
--------------------------------------------------------------------------------

JOHN H. SMET                  3 years     Senior Vice President - Fixed Income,
Senior Vice President                     Capital Research and Management
                                          Company
--------------------------------------------------------------------------------

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  6


Purchase and sale of fund shares

       -----------------------------------------------------------------
       PURCHASE MINIMUMS (FOR IRAS)
       To establish an account                                      $250
       -----------------------------------------------------------------
          For a payroll deduction retirement plan account             25
       -----------------------------------------------------------------
       To add to an account                                           50
       -----------------------------------------------------------------
          For a payroll deduction retirement plan or IRA account      25
       -----------------------------------------------------------------

To sell (redeem) shares from your retirement plan, please contact your plan administrator or recordkeeper.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                 Investment Company File No. 811-21981
                            RPGEIP-868-0110P Litho in USA CGD/RRD/9773

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management  Capital International  Capital Guardian Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
SUPPLEMENT FOR THE FUND.

/s/ STEVEN I. KOSZALKA
    STEVEN I. KOSZALKA
    SECRETARY


[logo - American Funds /(R)/]              The right choice for the long term(R)

American Funds 2045
Target Date Retirement Fund(R)

CLASS      TICKER     R-1....... RAHTX      R-3....... RCHTX      R-5....... REHTX
A......... AAHTX      R-2....... RBHTX      R-4....... RDHTX      R-6....... RFHTX

 SUMMARY PROSPECTUS

 January 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS OR AT
WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION
AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED JANUARY 1, 2010, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 101 of the prospectus and on page 74 of the fund's statement of additional information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     ALL R SHARE
                                                             CLASS A   CLASSES
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases              5.75%     none
(as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                          none      none
(as a percentage of the amount redeemed)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none      none
--------------------------------------------------------------------------------
Redemption or exchange fees                                   none      none
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
                                               SHARE CLASSES
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
                             CLASS A  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

Management fees               0.10%   0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------
Distribution and/or service   0.21    0.99   0.75   0.50   0.25   none   none
 (12b-1) fees
-------------------------------------------------------------------------------
Other expenses                0.16    0.24   0.36   0.23   0.17   0.12  0.06/1/
-------------------------------------------------------------------------------
Acquired (underlying) fund    0.45    0.45   0.45   0.45   0.45   0.45   0.45
 fees and expenses/1/
-------------------------------------------------------------------------------
Total annual fund operating   0.92    1.78   1.66   1.28   0.97   0.67   0.61
 expenses
-------------------------------------------------------------------------------
Fee waiver and/or expense     0.10    0.18   0.10   0.10   0.10   0.10   0.10
 reimbursement/2/
-------------------------------------------------------------------------------
Total annual fund operating   0.82%   1.60%  1.56%  1.18%  0.87%  0.57%  0.51%
 expenses after fee waiver
 and/or expense
 reimbursement

/1/Estimated by annualizing actual fees and expenses of the share class for a partial year.
/2/The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses in the R-1 share class. It is expected that the waiver and reimbursement, which can only be modified or terminated with the approval of the fund's board of directors, will be in effect at least through
   December 31, 2010.

1   American Funds 2045 Target Date Retirement Fund / Summary prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial sales charge on
Class A shares, and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                  SHARE CLASS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  --------------------------------------------

                  A            $654    $822   $1,004  $1,530
                  --------------------------------------------
                  R-1           163     505      871   1,900
                  --------------------------------------------
                  R-2           159     493      850   1,856
                  --------------------------------------------
                  R-3           120     375      649   1,432
                  --------------------------------------------
                  R-4            89     278      482   1,073
                  --------------------------------------------
                  R-5            58     183      318     714
                  --------------------------------------------
                  R-6            52     164      285     640

PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S.
Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its investment strategy, the

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  2


investment adviser will continue to manage the fund
for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment strategy that will not evolve beyond the allocation in effect at that time.

The following chart illustrates the investment strategy of the fund by showing how its investment in the various fund categories will change over time.

                                 [stacked bar chart]

INVESTMENT STRATEGY

[Stacked bar chart illustrating the investment strategy the fund may use over time.]

[end chart]

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment strategy set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investments in the fund are subject to risks related to its allocation strategy. For investors who are close to, or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

3   American Funds 2045 Target Date Retirement Fund / Summary prospectus


The success of the fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the prices of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.
Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. As a result, the value of the underlying fund may be similarly affected. In addition, there may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  4


INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the table shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 (Results do not include a sales charge; if a sales charge were included, results would be lower.)

                                    [CHART]

                                     -35.56%
                                     ------
                                      '08

Highest/Lowest quarterly results during this time period were:

              HIGHEST   -2.01% (quarter ended June 30, 2008)
              LOWEST   -19.49% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
24.85%.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2008 (with a maximum sales charge):

                    SHARE CLASS  INCEPTION
                                  DATE      1 YEAR  LIFETIME
                    ----------------------------------------
                    A             2/1/07   -39.28%   -19.38%
                    SHARE CLASS  INCEPTION
                                  DATE      1 YEAR  LIFETIME
                    ----------------------------------------
                    R-1           2/1/07   -36.11%   -17.48%
                    R-2           2/1/07    -36.14    -17.51
                    R-3           2/1/07    -35.81    -17.11
                    R-4           2/1/07    -35.58    -16.84
                    R-5           2/1/07    -35.46    -16.64

                                                          1 YEAR  LIFETIME/2/
  ---------------------------------------------------------------------------
  INDEXES/1/
  S&P 500                                                 -36.99%  -20.09%
  MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX          -43.06   -21.91
  BARCLAYS CAPITAL U.S. AGGREGATE INDEX (FORMERLY LEHMAN
   BROTHERS U.S. AGGREGATE INDEX)                            5.24     6.43

/1/Standard & Poor's 500 Composite Index is a gauge of the U.S. equity market and represents a portion of the securities in which the underlying funds may invest. MSCI EAFE also represents a portion of the equity securities in which certain underlying funds may invest. Barclays Capital U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. See the fund's prospectus for more information on the indexes listed above.
/2/Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

5   American Funds 2045 Target Date Retirement Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company is the investment adviser to the fund.
The Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

PORTFOLIO OVERSIGHT COMMITTEE

The members of the Portfolio Oversight Committee are:

                            INVESTMENT
INVESTMENT PROFESSIONAL/    PROFESSIONAL  PRIMARY TITLE WITH
FUND TITLE                  EXPERIENCE    INVESTMENT ADVISER
(IF APPLICABLE)             IN THIS FUND  (OR ONE OF ITS DIVISIONS)
--------------------------------------------------------------------------------

JAMES B. LOVELACE             3 years     Senior Vice President - Capital
Vice Chairman of the Board                Research Global Investors
--------------------------------------------------------------------------------

ALAN N. BERRO                 3 years     Senior Vice President - Capital World
Senior Vice President                     Investors
--------------------------------------------------------------------------------

JOYCE E. GORDON               3 years     Senior Vice President - Capital
Senior Vice President                     Research Global Investors
--------------------------------------------------------------------------------

NICHOLAS J. GRACE             3 years     Senior Vice President - Capital World
Senior Vice President                     Investors
--------------------------------------------------------------------------------

JOHN H. SMET                  3 years     Senior Vice President - Fixed Income,
Senior Vice President                     Capital Research and Management
                                          Company
--------------------------------------------------------------------------------

       American Funds 2045 Target Date Retirement Fund / Summary prospectus  6


Purchase and sale of fund shares

       -----------------------------------------------------------------
       PURCHASE MINIMUMS (FOR IRAS)
       To establish an account                                      $250
       -----------------------------------------------------------------
          For a payroll deduction retirement plan account             25
       -----------------------------------------------------------------
       To add to an account                                           50
       -----------------------------------------------------------------
          For a payroll deduction retirement plan or IRA account      25
       -----------------------------------------------------------------

To sell (redeem) shares from your retirement plan, please contact your plan administrator or recordkeeper.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                 Investment Company File No. 811-21981
                            RPGEIP-868-0110P Litho in USA CGD/RRD/9773

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management  Capital International  Capital Guardian Capital Bank and Trust